OTHER NON-INTEREST EXPENSE (Details) € in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premium ceded		€ 509		€ 306	€ 256
Credit card costs		24		17	14
Hotel running costs		20		20	24
Broker costs		3		3	5
Rental expense		43		45	47
Taxes and duties other than income tax		30		28	32
Promotion and advertising		22		19	25
Third party fees		85		96	109
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II & III & ELA		54		197	161
Other		144		186	217
Other provisions		60		339	324
Total		994	$ 1,083	1,256	1,214
Insurance Claims Reserves Movement [Abstract]
Reinsurance premiums ceded		67		74	74
Insurance benefits and claims incurred		234		324	311
Reinsurance recoveries		(25)		(40)	(6)
Net insurance claims and benefits incurred		209		284	305
Movement in mathematical and other reserves		163		(121)	(190)
Share of reinsurers		(2)		4	2
Net movement in mathematical and other reserves		161		(117)	(188)
Commission expense		57		54	55
Other insurance related expenses		15		11	10
Total		509		€ 306	€ 256
Other Non-interest Expense Textuals
Maximum number of FTEs						9,950	10,250
Other non-interest expense other provisions due to total FTEs decrease	€ 118
Amount paid according to VES implemented during the period		€ 110